UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Ironbound Capital Management LP
Address: 902 Carnegie Center
         Suite 300
         Princeton, NJ 08540

13F File Number:    28-11572

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:   Brian A. Sattinger
Title:  Chief Financial Officer
Phone:  609-951-5005

Signature, Place, and Date of Signing:
Brian A. Sattinger  Princeton, New Jersey   May 14, 2010
Report Type (Check only one.):
    [X]        13F HOLDINGS REPORT.
    [ ]        13F NOTICE.
    [ ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:      0
Form 13F Information Table Entry Total: 14
Form 13F Information Table Value Total: $320,729

List of Other Included Managers:

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT    OTHER            VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT PRN CALL DSCRETN   MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMGEN INC                      COM              031162100    29141   487000 SH       SOLE                   487000        0        0
APACHE CORP                    COM              037411105    25010   246400 SH       SOLE                   246400        0        0
CAREFUSION CORP                COM              14170T101    27193  1028875 SH       SOLE                  1028875        0        0
EXTERRAN HLDGS INC             COM              30225X103    22761   941700 SH       SOLE                   941700        0        0
FTI CONSULTING INC             COM              302941109    18435   468849 SH       SOLE                   468849        0        0
HCC INS HLDGS INC              COM              404132102    28380  1028273 SH       SOLE                  1028273        0        0
HONDA MOTOR LTD                AMERN SHS        438128308     4203   119106 SH       SOLE                   119106        0        0
ISHARES TR                     DJ OIL&GAS EXP   464288851    44923   827000 SH  PUT  SOLE                   827000        0        0
ISIS PHARMACEUTICALS INC       COM              464330109     6831   625000 SH       SOLE                   625000        0        0
MERCK & CO INC NEW             COM              58933Y105    24026   643275 SH       SOLE                   643275        0        0
NEXEN INC                      COM              65334H102    30401  1230300 SH       SOLE                  1230300        0        0
ONYX PHARMACEUTICALS INC       COM              683399109     4903   161926 SH       SOLE                   161926        0        0
TALISMAN ENERGY INC            COM              87425E103    22833  1338405 SH       SOLE                  1338405        0        0
URS CORP NEW                   COM              903236107    31689   638754 SH       SOLE                   638754        0        0